Short-term and other benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Short-term Benefits

	12.31.2019	31.12.2018
Accrued vacation pay	660	781
Profit sharing	16	355
Employees variable compensation program	655	269
Voluntary Severance Program (PDV)	140	36
Salaries and related charges	212	217

Total	1,683	1,658

Current	1,645	1,658
Non-current	38	—

Summary of Provision for Profit Sharing
As of December 31, 2019, changes in the provision for expenses relating to separation plans implemented by the Company are set out as follows:

	12.31.2019	12.31.2018
Opening Balance	35	34
Discontinued operations (*)	(21)	—
Enrollments	200	29
Revision of provisions	(2)	(7)
Separations in the period	(71)	(16)
Cumulative translation adjustment	(1)	(5)

Closing Balance	140	35

Current	98	35
Non-current	42	—